Investments in Associates - Schedule of Financial Information of Gelesis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [Line Items]
Current assets	$ 386,256	$ 347,201
Non-current assets	216,379	346,771
Current liabilities	(41,388)	(51,370)
Non-current liabilities	(153,314)	(184,371)
Profit/(loss) for the period	(1,991)
Other comprehensive income / (loss)	(1,991)
Dividends paid	0
Investment in associates – equity method	2,397	3,185	$ 9,147
Revenue	4,828	3,330	15,618
Total comprehensive income/(loss) for the year	27,782	$ (66,535)	$ (37,444)
Seaport
Disclosure of associates [Line Items]
Current assets	310,151
Non-current assets	5,632
Current liabilities	(11,149)
Non-current liabilities	(460,996)
Equity awards issued to third parties	(2,042)
Net assets / (liabilities)	(158,405)
Opening net assets/(liabilities)	(156,414)
Profit/(loss) for the period	(1,991)
Other comprehensive income / (loss)	0
Dividends paid	0
Closing net assets / (liabilities)	$ (158,405)
Proportion of ownership interest in associate	13.10%
Group's share of net assets (net deficit)	$ (20,764)
Unrecognized goodwill and intangibles	23,162
Investment in associates – equity method	2,397
Revenue	0
Profit /(loss) from continuing operations (100%)	(1,991)
Total comprehensive income/(loss) for the year	0
Group's share in net losses - limited to net investment amount	$ (262)